INCOME TAX EXPENSE/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
PRC Income Tax	¥ 29	¥ 0	¥ 5,185
Reversal of income tax refundable	27	0	0
Current tax expense (income) and adjustments for current tax of prior periods	0	0	5,185
Deferred tax expense	0	209	4,556
Tax expense (income), continuing operations	¥ 56	¥ 209	¥ 9,741